Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other receivables
Deposit receivable	¥ 127,732	¥ 625,371
Value-added-tax deductible	152,930	188,501
Advance to suppliers	29,055	49,492
Advance to staff	10,680	13,238
Others	35,090	41,471
Less: impairment loss allowance	(6,760)	(5,719)	¥ (7,276)	¥ (2,968)
Total	348,727	912,354
Less: Non-current portion of other receivables	(6,506)	(6,663)
Total	¥ 342,221	¥ 905,691